Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for Mr. Prabhu ($) (2)	Compensation Actually Paid to Mr. Prabhu ($) (3)	Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Summary Compensation Actually Paid to non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss) (in thousands)
2025	$742,070	$682,609	$1,486,356	$1,370,370	$263.21	$44,024
2024	$3,368	$11,841	$1,378,033	$1,124,862	$250.32	$28,750
2023	$10,105	$56,104	$545,792	$579,302	$251.16	$33,714

Named Executive Officers, Footnote	The PEO and NEOs for the applicable years were as follows:
•2025 and 2024: Mr. Prabhu served as the Company’s PEO for the entirety of 2025 and 2024. The Company’s other NEO for 2025 and 2024 was Mr. Filson.

•2023: Mr. Prabhu served as the Company’s PEO for the entirety of 2023. The Company’s other NEOs were Mr. Filson and until her resignation effective April 30, 2023, Ms. Dory Black.
	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Prabhu and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs other than the individual serving as PEO for all or a portion of such years.
PEO Total Compensation Amount	$ 742,070	$ 3,368	$ 10,105
PEO Actually Paid Compensation Amount	$ 682,609	11,841	56,104
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for Mr. Prabhu in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

PEO
Year	Summary Compensation Total ($)(a)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Add/(Subtract) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(e)	Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Minus Fair Value As of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Add Dividends Paid on Stock Awards Prior to the Vesting Date that Are Not Otherwise Included in the Total Compensation ($)(h)	Compensation Actually Paid ($)
Sreeniwas Prabhu
2025	$742,070	$(742,070)	$682,609		$—	$—	$—	$—	$682,609
2024	$3,368	$—	$—		$8,473	$—	$—	$—	$11,841
2023	$10,105	$—	$—	$30,894	$15,105	$—	$—	$—	$56,104

(a) Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of stock awards granted to Mr. Prabhu reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Prabhu’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding stock awards granted in prior fiscal years and held by Mr. Prabhu as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Prabhu that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.

(f) Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g) Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(h) Represents the aggregate value of dividends paid on outstanding and unvested stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,486,356	1,378,033	545,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,370,370	1,124,862	579,302
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average total compensation reported for the NEOs other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other NEOs Average
Year	Summary Compensation Total ($)(a)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Add/(Subtract) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(e)	Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Minus Fair Value As of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Add Dividends Paid on Stock Awards Prior to the Vesting Date that Are Not Otherwise Included in the Total Compensation ($)(h)	Compensation Actually Paid ($)
2025	$1,486,356	$(546,119)	$500,577	$(73,695)	$3,251	$—	$—	$—	$1,370,370
2024	$1,378,033	$(475,006)	$282,121	$(131,220)	$70,934	$—	$—	$—	$1,124,862
2023	$545,792	$(79,167)	$101,840	$130,440	$56,554	$—	$(176,157)	$—	$579,302
(a) Represents the average total compensation as reported in the Summary Compensation Table for the reported NEOs (other than the PEO) in the indicated fiscal year.

(b) Represents the average aggregate grant date fair value of stock awards granted to the reported NEOs (other than the PEO) in the Summary Compensation Table during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (other than the PEO) outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding stock awards granted in prior fiscal years and held by the NEOs (other than the PEO) as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the NEOs (other than the PEO) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.

(f) Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g) Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(h) Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the NEOs (other than the PEO) in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 263.21	250.32	251.16
Net Income (Loss)	$ 44,024,000	28,750,000	33,714,000
PEO Name	Mr. Prabhu
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Sreeniwas Prabhu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 742,070	3,368	10,105
PEO Actually Paid Compensation Amount	682,609	11,841	56,104
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(742,070)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	682,609	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,894
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,473	15,105
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,119)	(475,006)	(79,167)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,577	282,121	101,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,695)	(131,220)	130,440
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,251	70,934	56,554
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(176,157)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0